UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1: Schedule of Investments.

A copy of Schedule of Investments for the period ended 9/30/12 is included with this Form.

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2012 (Unaudited)
Shares		Value

Common Stocks — 74.1%
Consumer Discretionary — 11.7%
10,000	AutoZone, Inc. *	$3,696,700
14,000	Bed Bath & Beyond, Inc. *	882,000
24,000	BorgWarner, Inc. *	1,658,640
36,000	Brinker International, Inc.	1,270,800
26,000	Buckle, Inc. (The) (1)	1,181,180
5,000	Chipotle Mexican Grill, Inc. *	1,587,700
13,000	Coach, Inc.	728,260
22,000	Darden Restaurants, Inc.	1,226,500
27,000	Domino’s Pizza, Inc.	1,017,900
14,000	DSW, Inc. Class A	934,080
13,000	Fossil, Inc. *	1,101,100
17,000	Genuine Parts Co.	1,037,510
21,000	Johnson Controls, Inc.	575,400
15,800	Life Time Fitness, Inc. * (1)	722,692
166,000	LKQ Corp. *	3,071,000
20,000	McDonald’s Corp.	1,835,000
10,000	NIKE, Inc. Class B	949,100
28,000	O’Reilly Automotive, Inc.*	2,341,360
7,000	Penn National Gaming, Inc.*	301,700
8,000	PVH Corp.	749,760
3,000	Ralph Lauren Corp.	453,690
16,000	Starbucks Corp.	812,000
88,000	TJX Companies, Inc. (The)	3,941,520
7,000	Under Armour, Inc. Class A * (1)	390,810
4,000	VF Corp.	637,440
17,600	Warnaco Group, Inc. (The) *	913,440
32,000	Wolverine World Wide, Inc.	1,419,840
42,000	Yum! Brands, Inc.	2,786,280
		38,223,402
Consumer Staples — 4.8%
16,900	British American Tobacco PLC ADR	1,734,616
9,000	Bunge Ltd.	603,450
50,000	Church & Dwight Co., Inc.	2,699,500
10,000	Costco Wholesale Corp.	1,001,250
17,000	Energizer Holdings, Inc.	1,268,370
84,000	Flowers Foods, Inc.	1,695,120
20,000	General Mills, Inc.	797,000
10,000	Harris Teeter Supermarkets, Inc.	388,400
60,000	Hormel Foods Corp.	1,754,400
10,000	PepsiCo, Inc.	707,700
35,000	Reynolds American, Inc.	1,516,900
17,000	Whole Foods Market, Inc.	1,655,800
		15,822,506
Energy — 2.0%
54,000	EQT Corp.	3,186,000
34,000	FMC Technologies, Inc. *	1,574,200
12,000	Noble Energy, Inc.	1,112,520
7,000	Pioneer Natural Resources Co.	730,800
		6,603,520
Financials — 5.9%
5,000	ACE Ltd.	378,000
8,000	Affiliated Managers Group, Inc.*	984,000
37,000	AFLAC, Inc.	1,771,560
46,000	American Tower Corp. REIT	3,283,940
15,000	Ameriprise Financial, Inc.	850,350
12,000	Arch Capital Group Ltd. *	500,160
14,000	Bank of Montreal	826,560
9,500	BlackRock, Inc.	1,693,850
4,000	Camden Property Trust REIT	257,960
20,000	HCP, Inc. REIT	889,600
9,000	M&T Bank Corp. (1)	856,440
10,000	ProAssurance Corp.	904,400
28,800	Royal Bank of Canada	1,653,408
15,000	Stifel Financial Corp.*	504,000
26,000	T. Rowe Price Group, Inc.	1,645,800
11,284	Toronto-Dominion Bank (The) (1)	940,408
46,000	Wells Fargo & Co.	1,588,380
		19,528,816
Health Care — 11.0%
35,000	Alexion Pharmaceuticals, Inc.*	4,004,000
17,400	Allergan, Inc.	1,593,492
9,000	C.R. Bard, Inc.	941,850
16,000	Catamaran Corp. *	1,567,520
27,000	Cerner Corp. *	2,090,070
50,000	DENTSPLY International, Inc.	1,907,000
12,000	Edwards Lifesciences Corp. *	1,288,440
16,000	Endo Health Solutions, Inc. *	507,520
62,000	Express Scripts Holding Co. *	3,885,540
1,400	Fresenius Medical Care AG & Co. KGaA ADR	102,760
48,800	Henry Schein, Inc. *	3,868,376
34,600	IDEXX Laboratories, Inc. *	3,437,510
6,000	Intuitive Surgical, Inc. *	2,973,780
4,000	Mednax, Inc. *	297,800
11,800	Mettler-Toledo International, Inc.*	2,014,732
10,000	Novo Nordisk A/S ADR	1,578,100
21,250	Owens & Minor, Inc.	634,950
4,500	Techne Corp.	323,730
28,000	Teva Pharmaceutical Industries Ltd. ADR	1,159,480
32,000	Thermo Fisher Scientific, Inc.	1,882,560
		36,059,210

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2012 (Unaudited)

Industrials — 19.7%
17,000	Actuant Corp. Class A	$486,540
13,000	Acuity Brands, Inc.	822,770
139,375	AMETEK, Inc.	4,940,844
10,000	BE Aerospace, Inc. *	421,000
11,000	C.H. Robinson Worldwide, Inc.	644,050
32,000	Canadian National Railway Co.	2,823,360
21,000	Chicago Bridge & Iron Co. N.V.	799,890
34,000	CLARCOR, Inc.	1,517,420
13,000	Clean Harbors, Inc. *	635,050
43,200	Danaher Corp.	2,382,480
46,000	Donaldson Co., Inc.	1,596,660
14,000	Eaton Corp. (1)	661,640
29,000	EnerSys *	1,023,410
15,400	Esterline Technologies Corp. *	864,556
16,000	Exelis, Inc.	165,440
18,000	FedEx Corp.	1,523,160
22,000	General Dynamics Corp.	1,454,640
42,000	IDEX Corp.	1,754,340
18,000	IHS, Inc. Class A *	1,752,300
14,000	Iron Mountain, Inc.	477,540
28,500	ITT Corp.	574,275
16,200	J.B. Hunt Transport Services, Inc.	843,048
40,000	Kansas City Southern	3,031,200
23,200	Kirby Corp. *	1,282,496
21,000	L-3 Communications Holdings, Inc.	1,505,910
17,000	Lennox International, Inc.	822,120
26,000	Parker Hannifin Corp.	2,173,080
17,000	Precision Castparts Corp.	2,776,780
63,500	Republic Services, Inc.	1,746,885
18,000	Rockwell Collins, Inc.	965,520
29,000	Roper Industries, Inc.	3,186,810
36,000	Stericycle, Inc. *	3,258,720
8,000	Teledyne Technologies, Inc. *	507,120
34,000	Toro Co. (The)	1,352,520
5,400	TransDigm Group, Inc. *	766,098
23,000	Union Pacific Corp.	2,730,100
36,000	United Technologies Corp.	2,818,440
12,600	Valmont Industries, Inc.	1,656,900
13,000	W.W. Grainger, Inc.	2,708,810
76,500	Waste Connections, Inc.	2,314,125
24,000	Woodward Inc.	815,520
		64,583,567
Information Technology — 7.4%
23,000	Accenture PLC Class A	1,610,690
17,000	Alliance Data Systems Corp. *	2,413,150
48,000	Amphenol Corp. Class A	2,826,240
12,000	Anixter International, Inc.	689,520
19,000	ANSYS, Inc. *	1,394,600
4,000	Apple, Inc.	2,669,040
19,000	Check Point Software Technologies Ltd. *	915,040
24,000	Cognizant Technology Solutions Corp. Class A *	1,678,080
17,400	Equinix, Inc. *	3,585,270
3,400	j2 Global, Inc. (1)	111,588
8,000	NCR Corp. *	186,480
6,000	Rackspace Hosting, Inc. *	396,540
16,400	Salesforce.com, Inc. *	2,504,116
32,000	TIBCO Software, Inc. *	967,360
15,000	VMware, Inc. Class A*	1,451,100
14,300	Wright Express Corp. *	996,996
		24,395,810
Materials — 8.4%
17,000	Air Products & Chemicals, Inc.	1,405,900
15,000	Airgas, Inc.	1,234,500
30,000	AptarGroup, Inc.	1,551,300
28,000	Ball Corp.	1,184,680
5,000	CF Industries Holdings, Inc.	1,111,200
29,000	Crown Holdings, Inc. *	1,065,750
12,000	Cytec Industries, Inc.	786,240
65,000	Ecolab, Inc.	4,212,650
44,000	FMC Corp.	2,436,720
13,000	Greif, Inc. Class A	574,340
6,000	NewMarket Corp.	1,478,880
32,000	Praxair, Inc.	3,324,160
20,000	Rockwood Holdings, Inc.	932,000
19,000	Scotts Miracle-Gro Co. (The) Class A (1)	825,930
3,000	Sherwin-Williams Co. (The)	446,730
46,400	Sigma-Aldrich Corp.	3,339,408
28,000	Valspar Corp. (The)	1,570,800
		27,481,188
Telecommunication Services — 1.7%
42,000	Crown Castle International Corp. *	2,692,200
44,000	SBA Communications Corp. Class A *	2,767,600
		5,459,800
Utilities — 1.5%
18,600	ITC Holdings Corp.	1,405,788
20,000	ONEOK, Inc.	966,200
7,000	Questar Corp.	142,310
21,000	South Jersey Industries, Inc.	1,111,530
34,000	Wisconsin Energy Corp.	1,280,780
		4,906,608
	Total Common Stocks (Cost $133,092,134)	243,064,427

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2012 (Unaudited)
Principal Amount		Value

U.S. Government Agency Obligations— 8.2%
$500,000	Federal Home Loan Mortgage Corp., 1.00%, 3/8/17	$506,387
1,500,000	Federal Home Loan Mortgage Corp., 1.25%, 5/12/17	1,535,589
500,000	Federal Home Loan Mortgage Corp., 1.75%, 5/30/19	517,776
100,540	Federal Home Loan Mortgage Corp., 5.00%, 1/1/21	109,044
24,764	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	26,808
30,105	Federal Home Loan Mortgage Corp., 5.00%, 10/1/21	32,589
96,903	Federal Home Loan Mortgage Corp., 5.00%, 11/1/21	104,902
2,924	Federal Home Loan Mortgage Corp., 5.50%, 4/15/22	2,924
549,279	Federal Home Loan Mortgage Corp., 4.50%, 6/15/23	555,912
332,789	Federal Home Loan Mortgage Corp., 5.50%, 3/15/24	338,595
596,664	Federal Home Loan Mortgage Corp., 4.50%, 10/15/27	616,186
815,945	Federal Home Loan Mortgage Corporation Pool #A96409, 3.50%, 1/1/41	875,547
110,947	Federal Home Loan Mortgage Corporation Pool #C04038, 3.50%, 6/1/42	119,190
50,835	Federal Home Loan Mortgage Corporation Pool #G08479, 3.50%, 3/1/42	54,612
1,000,000	Federal Home Loan Mortgage Corporation TBA, 3.00%, 10/1/27	1,055,469
32,359	Federal National Mortgage Association, 4.00%, 8/1/14	32,925
2,500,000	Federal National Mortgage Association, 1.25%, 1/30/17	2,566,315
53,529	Federal National Mortgage Association, 4.00%, 4/1/24	57,305
551,803	Federal National Mortgage Association, 4.00%, 3/1/25	590,380
330,927	Federal National Mortgage Association, 4.00%, 6/1/26	354,166
799,537	Federal National Mortgage Association, 3.50%, 7/1/26	851,578
373,673	Federal National Mortgage Association, 4.00%, 7/1/26	399,914
76,736	Federal National Mortgage Association, 4.50%, 7/1/40	83,323
17,749	Federal National Mortgage Association, 4.50%, 8/1/40	19,272
18,246	Federal National Mortgage Association, 4.50%, 9/1/40	19,812

Principal Amount		Value
$189,085	Federal National Mortgage Association, 4.50%, 10/1/40	$205,315
655,696	Federal National Mortgage Association, 4.50%, 2/1/41	713,208
353,636	Federal National Mortgage Association, 4.50%, 3/1/41	384,654
536,021	Federal National Mortgage Association, 4.50%, 4/1/41	583,036
20,009	Federal National Mortgage Association, 4.50%, 4/1/41	21,764
247,381	Federal National Mortgage Association, 4.50%, 4/1/41	269,079
295,045	Federal National Mortgage Association, 4.50%, 4/1/41	320,924
628,594	Federal National Mortgage Association Pool #890236, 4.50%, 8/1/40	680,319
932,076	Federal National Mortgage Association Pool #AB1796, 3.50%, 11/1/40	1,000,567
858,306	Federal National Mortgage Association Pool #AB5472, 3.50%, 6/1/42	921,510
502,112	Federal National Mortgage Association Pool #AO4137, 3.50%, 6/1/42	539,086
76,223	Federal National Mortgage Association Pool #AO4299, 3.50%, 8/1/42	81,836
492,052	Federal National Mortgage Association Pool #AO5807, 3.50%, 7/1/42	528,286
46,029	Federal National Mortgage Association Pool #AO6770, 3.50%, 6/1/42	49,418
998,899	Federal National Mortgage Association Pool #AP1340, 3.50%, 7/1/42	1,072,457
500,000	Federal National Mortgage Association TBA, 3.00%, 10/1/42	527,813
566,652	Government National Mortgage Association, 5.50%, 1/15/36	631,024
1,488,815	Government National Mortgage Association, 4.25%, 2/20/37	1,556,800
4,078,954	Government National Mortgage Association, 5.50%, 8/20/37	4,554,339
713,477	Government National Mortgage Association, 3.00%, 4/16/39	742,876
	Total U.S. Government Agency Obligations (Cost $25,646,208)	26,810,831

U.S. Treasury Obligations — 8.1%
249,522	U.S. Treasury Notes, 1.88%, 7/15/13 (2)	256,871
1,000,000	U.S. Treasury Notes, 0.75%, 6/15/14	1,008,789
3,200,000	U.S. Treasury Notes, 0.38%, 6/15/15	3,206,749
3,000,000	U.S. Treasury Notes, 1.75%, 5/31/16	3,145,548
700,000	U.S. Treasury Notes, 1.00%, 10/31/16	714,711
500,000	U.S. Treasury Notes, 0.88%, 12/31/16	507,813
1,700,000	U.S. Treasury Notes, 1.88%, 10/31/17	1,804,125
1,000,000	U.S. Treasury Notes, 2.63%, 4/30/18	1,102,578
2,000,000	U.S. Treasury Notes, 2.25%, 7/31/18	2,165,000

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2012 (Unaudited)
Principal Amount		Value
$500,000	U.S. Treasury Notes, 1.38%, 9/30/18	$515,781
2,500,000	U.S. Treasury Notes, 1.75%, 10/31/18	2,634,375
350,000	U.S. Treasury Notes, 1.38%, 11/30/18	360,746
500,000	U.S. Treasury Notes, 3.13%, 5/15/19	570,000
1,000,000	U.S. Treasury Notes, 3.63%, 2/15/21	1,183,828
1,500,000	U.S. Treasury Notes, 2.00%, 2/15/22	1,560,117
2,000,000	U.S. Treasury Bonds, 6.13%, 11/15/27	3,010,000
1,000,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,341,719
1,000,000	U.S. Treasury Bonds, 4.38%, 5/15/40	1,322,969
	Total U.S. Treasury Obligations (Cost $24,445,049)	26,411,719

Corporate Bonds & Notes — 7.1%
Communications — 0.7%
1,000,000	AT&T, Inc., Senior Unsecured Notes, 3.88%, 8/15/21	1,131,916
500,000	Time Warner, Inc., Guaranteed Notes, 4.70%, 1/15/21	574,282
500,000	Viacom, Inc., Senior Unsecured Notes, 3.88%, 12/15/21	543,863
		2,250,061
Consumer, Cyclical — 0.3%
1,000,000	Johnson Controls, Inc., Senior Unsecured Notes, 3.75%, 12/1/21	1,058,502
		1,058,502
Consumer, Non-cyclical — 1.1%
1,000,000	Coca-Cola Enterprises, Inc., Senior Unsecured Notes, 3.50%, 9/15/20	1,065,217
500,000	JM Smucker Co. (The), Guaranteed Notes, 3.50%, 10/15/21	535,310
1,000,000	Medco Health Solutions, Inc., Senior Unsecured Notes, 2.75%, 9/15/15	1,046,036
1,000,000	Teva Pharmaceutical Finance IV BV, Guaranteed Notes, 3.65%, 11/10/21	1,084,014
		3,730,577
Energy — 0.5%
1,000,000	Halliburton Co., Senior Unsecured Notes, 6.15%, 9/15/19	1,246,112
500,000	Husky Energy, Inc., Senior Unsecured Notes, 3.95%, 4/15/22	535,396
		1,781,508
Financial — 2.9%
300,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	342,053
500,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21 (1)	548,291
500,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 3.35%, 10/17/16	538,318
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.88%, 1/14/22	229,004
1,000,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.45%, 3/1/16	1,066,250
6,000,000	SLM Corp. MTN, Senior Unsecured Notes, 3.28%, 4/1/14 (3)	5,942,160
1,000,000	Wachovia Corp., Senior Unsecured Notes, 0.66%, 6/15/17 (3)	976,015
		9,642,091
Industrial — 1.2%
1,000,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.60%, 9/1/20	1,084,705
500,000	Caterpillar, Inc., Senior Unsecured Notes, 3.90%, 5/27/21	567,157
1,000,000	Lockheed Martin Corp., Senior Unsecured Notes, 4.25%, 11/15/19	1,131,737
500,000	Stanley Black & Decker, Inc., Guaranteed Notes, 3.40%, 12/1/21	520,025
500,000	Union Pacific Corp., Senior Unsecured Notes, 2.95%, 1/15/23	518,629
		3,822,253

Utilities — 0.4%
1,000,000	Commonwealth Edison Co., 4.00%, 8/1/20	1,134,379
		1,134,379
	Total Corporate Bonds & Notes (Cost $22,463,751)	23,419,371

Short-Term Investments — 2.8%
Repurchase Agreements — 2.8%
9,200,000	With Morgan Stanley, 0.19%, dated 09/28/12, due 10/01/12, delivery value $9,200,146 (collateralized by $9,005,000 U.S. Treasury Notes 2.375% due 09/30/14, with a value of $9,389,707)	9,200,000

■ Value Line Strategic Asset Management Trust

Schedule of Investments

September 30, 2012 (Unaudited)
Investments of Cash Collateral for Securities on Loan — 1.7%

Repurchase Agreements — 1.7%
$1,858,375	Joint Repurchase Agreement with Morgan Stanley, 0.20%, dated 09/28/12, due 10/01/12, delivery value $1,858,406 (collateralized by $1,895,548 U.S. Treasury Inflation Indexed Bonds 2.375% due 01/15/25, with a value of $1,888,827)	$1,858,375
1,858,375	Joint Repurchase Agreement with Barclays, 0.20%, dated 09/28/12, due 10/01/12, delivery value $1,858,406 (collateralized by $1,895,545 U.S. Treasury Inflation Indexed Notes 1.875% due 07/15/13, with a value of $1,888,534)	1,858,375
1,858,375	Joint Repurchase Agreement with Credit Suisse First Boston, 0.23%, dated 09/28/12, due 10/01/12, delivery value $1,858,411 (collateralized by $1,895,898 U.S. Treasury Note 1.375% due 11/30/15, with a value of $1,887,649)	1,858,375
	Total Investments of Cash Collateral for Securities on Loan (Cost $5,575,125)	5,575,125
	Total Short-Term Investments (Cost $14,775,125)	14,775,125
	Total Investments — 102.0% (Cost $220,422,267)	334,481,473
Excess Of Liabilities Over Cash And Other Assets — (-2.0%)		(6,546,767)
Net Assets (4) —100.0%		$327,934,706
Net Asset Value Per Outstanding Share ($327,934,706 ÷ 16,049,092 shares outstanding)		$20.43

*	Non-income producing.

(1)	A portion or all of the security was held on loan. As of September 30, 2012, the market value (including accrued interest) of the securities on loan was $5,582,457.

(2)	Treasury Inflation-Protection Security (TIPS).

(3)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.

(4)
For federal income tax purposes, the aggregate cost was $220,422,267, aggregate gross unrealized appreciation was $115,027,084, aggregate gross unrealized depreciation was  $967,878 and the net unrealized appreciation was $114,059,206.

ADR	American Depositary Receipt.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.
TBA	To Be Announced

The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Trust’s investments in securities as of September 30, 2012:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$243,064,427	$0	$0	$243,064,427
U.S. Government Agency Obligations	0	26,810,831	0	26,810,831
U.S. Treasury Obligations	0	26,411,719	0	26,411,719
Corporate Bonds & Notes	0	23,419,371	0	23,419,371
Short-Term Investments	0	14,775,125	0	14,775,125

Total Investments in Securities	$243,064,427	$91,417,046	$0	$334,481,473

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended September 30, 2012, there was no significant transfer activity between Level 1 and Level 2.

For the period ended September 30, 2012, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the  registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	November 16, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	November 16, 2012